Income Taxes - Income Taxes Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosures
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 6.9
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	(0.5)	0
Liability for Uncertain Tax Positions, Current	0.5
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0.9	0.1
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	0	0
Federal statutory rate	35.00%	35.00%	35.00%
None in excess of 5% of computed tax	5.00%	5.00%	5.00%
Effective tax rate	19.60%	31.80%	37.90%
Non-deductible goodwill impairment loss	70.9	0	0
Foreign income (loss) before income taxes	0.6	(2.0)	4.5
Operating loss carryforward	100.9
Operating Loss Carryforwards, Limitations on Usage	3.1
Undistributed Earnings of Foreign Subsidiaries	1.0
Unrecognized Tax Benefits	7.4	3.6	2.7
Non-deductible compensation	0.8	0.7	0
Non-deductible Spin-Off transaction costs	2.8	0.2	1.8
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	2.3	0	0
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Amount	2.9	0	0
State and Local Jurisdiction [Member]
Income Tax Disclosures
Operating loss carryforward	114.6
Foreign Tax Authority [Member]
Income Tax Disclosures
Operating loss carryforward	$ 16.2
Minimum [Member]
Income Tax Disclosures
Tax Credit Carryforward, Expiration Date	Jan. 01, 2021
Minimum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosures
Tax Credit Carryforward, Expiration Date	Jan. 01, 2015
Minimum [Member] | Foreign Tax Authority [Member]
Income Tax Disclosures
Tax Credit Carryforward, Expiration Date	Jan. 01, 2026
Maximum [Member]
Income Tax Disclosures
Tax Credit Carryforward, Expiration Date	Jan. 01, 2034
Maximum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosures
Tax Credit Carryforward, Expiration Date	Jan. 01, 2034
Maximum [Member] | Foreign Tax Authority [Member]
Income Tax Disclosures
Tax Credit Carryforward, Expiration Date	Jan. 01, 2034